Shareholder Report, Line Graph (Details) - USD ($)														3 Months Ended				4 Months Ended		5 Months Ended			6 Months Ended		8 Months Ended	9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended			17 Months Ended			18 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended			23 Months Ended			24 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended			29 Months Ended			30 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended		35 Months Ended			36 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended			42 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended			48 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended			54 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended			60 Months Ended	63 Months Ended	65 Months Ended		66 Months Ended	69 Months Ended	71 Months Ended		72 Months Ended	77 Months Ended		78 Months Ended	83 Months Ended		84 Months Ended	89 Months Ended		90 Months Ended	95 Months Ended	96 Months Ended	101 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Apr. 03, 2025	Apr. 02, 2025	Aug. 23, 2023	Mar. 13, 2023	Oct. 25, 2022	Mar. 02, 2021	Jan. 20, 2021	Mar. 31, 2020	Jul. 25, 2018	Aug. 08, 2017	Dec. 31, 2015	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2020	Dec. 31, 2023	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2025	Jun. 30, 2016	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2020	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2023	Jun. 30, 2021	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2017	Jun. 30, 2024	Dec. 31, 2021	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2024	Jun. 30, 2022	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2018	Jun. 30, 2025	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2023	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2019	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2021	Dec. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
C000257572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			FT Vest Bitcoin Strategy & Target Income ETF
Accumulated Value				$ 10,000												$ 12,194											$ 9,937
C000252251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust WCM Developing World Equity ETF
Accumulated Value										$ 10,000							$ 12,030											$ 15,512										$ 15,832									$ 15,215									$ 12,647									$ 13,144								$ 13,824						$ 14,045						$ 14,484						$ 14,105						$ 17,318				$ 19,075
C000238354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Growth StrengthTM ETF
Accumulated Value							$ 10,000																		$ 11,626												$ 13,513									$ 15,167									$ 15,659									$ 17,089								$ 17,668
C000030351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust US Equity Opportunities ETF
Accumulated Value													$ 10,000											$ 9,935												$ 10,670									$ 11,811									$ 13,547									$ 14,256								$ 12,434							$ 15,643						$ 16,219						$ 16,985						$ 23,968				$ 25,830				$ 24,846			$ 16,697			$ 16,142			$ 18,108		$ 19,690		$ 20,434	$ 24,620	$ 29,834	$ 33,907
C000252253 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust WCM International Equity ETF
Accumulated Value										10,000							11,680											14,381										15,500									16,009									13,297									13,888								15,291						15,809						15,842						16,360						19,850				21,352
C000261438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			FT Vest Bitcoin Strategy Floor15 ETF - July
Accumulated Value		$ 10,000																					$ 9,233
C000047627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Natural Gas ETF
Accumulated Value													10,000											11,091												11,948									9,519									10,571									10,909								6,896							6,883						5,802						3,680						4,456				8,338				8,853			11,434			13,038			12,617		13,370		14,628	13,904	13,234	13,600
C000241319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Bloomberg Inflation Sensitive Equity ETF
Accumulated Value						$ 10,000																								$ 11,306										$ 11,814									$ 11,367									$ 11,440								$ 12,246
C000222997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			FT Vest Gold Strategy Quarterly Buffer ETF
Accumulated Value									$ 10,000											$ 9,645												$ 9,469										$ 9,175									$ 9,243									$ 9,840								$ 10,458							$ 11,280						$ 12,744						$ 14,925						$ 17,136
C000191287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Dow 30 Equal Weight ETF
Accumulated Value												$ 10,000										$ 11,102												$ 11,024										$ 11,004									$ 12,615									$ 13,676								$ 12,342							$ 14,552						$ 16,500						$ 17,263						$ 14,914				$ 15,966				$ 16,865			$ 18,479			$ 19,150			$ 20,911		$ 22,212		$ 24,146
C000033929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust NYSE® Arca® Biotechnology Index Fund
Accumulated Value													10,000											7,918												8,040									10,081									11,015									12,390								10,992							12,456						13,166						14,835						14,868				15,275				14,326			11,995			13,668			13,499		13,978		13,616	14,785	14,343	18,342
C000047628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Water ETF
Accumulated Value													10,000											11,739												13,220									14,434									16,426									16,295								14,965							18,708						20,519						19,140						24,869				28,838				32,797			25,024			27,667			30,968		33,311		35,175	36,101	38,361	38,691
C000041643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Accumulated Value													10,000											9,020												9,788									11,443									12,894									12,414								11,318							13,636						16,149						19,338						45,785				45,171				44,367			34,123			30,892			33,682		27,808		22,561	22,577	21,780	29,716
C000035622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Accumulated Value													10,000											9,395												9,787									11,185									11,785									12,156								11,128							13,346						14,283						15,400						19,495				21,224				21,795			17,512			18,994			21,062		22,178		22,287	23,671	25,212	25,541
C000244355 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust S&P 500 Diversified Free Cash Flow ETF
Accumulated Value					$ 10,000													$ 11,023											$ 11,382										$ 12,266									$ 12,746									$ 14,305
C000238091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Indxx Aerospace & Defense ETF
Accumulated Value							10,000																		11,216												12,332									13,605									14,853									18,242								20,978
C000201408 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Lunt U.S. Factor Rotation ETF
Accumulated Value											$ 10,000										$ 8,791												$ 10,828										$ 11,459									$ 11,988									$ 14,899								$ 17,627							$ 18,060						$ 13,895						$ 14,381						$ 13,642				$ 14,478				$ 16,215			$ 17,311			$ 17,879			$ 18,782
C000037851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Dividend StrengthTM ETF
Accumulated Value													10,000											10,326												11,548									12,420									13,792									14,403								12,395							14,511						15,538						13,563						17,658				20,935				22,095			18,032			19,058			19,119		21,316		22,441	23,677	24,636	26,840
C000078718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust NASDAQ® ABA Community Bank Index Fund
Accumulated Value													10,000											9,830												13,757									13,278									13,833									14,540								11,600							13,018						14,246						9,881						12,673				15,770				16,995			14,502			15,516			11,806		15,140		14,197	17,337	17,112	18,121
C000222996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			FT Vest Gold Strategy Target Income ETF®
Accumulated Value								$ 10,000											$ 10,029												$ 10,314										$ 10,231									$ 9,978									$ 10,498								$ 11,071							$ 11,987						$ 13,152						$ 15,718						$ 19,387
C000047557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust S&P REIT Index Fund
Accumulated Value													10,000											11,296												10,792									10,984									11,200									11,324								10,732							12,489						13,272						10,803						12,197				14,805				17,384			13,845			13,103			13,767		14,815		14,721	15,991	15,972	16,446
C000030350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Morningstar Dividend Leaders Index Fund
Accumulated Value													10,000											11,472												12,072									12,425									13,513									13,064								12,719							14,535						15,817						12,663						15,118				17,244				18,861			18,936			20,127			19,161		20,707		22,353	24,224	25,717	27,832
C000030478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust NASDAQ-100-Technology Sector Index Fund
Accumulated Value													10,000											10,293												12,527									14,913									17,269									18,537								16,457							20,779						24,417						26,744						33,895				39,027				43,023			28,090			25,896			36,262		43,221		48,650	46,300	52,486	56,688
C000034137 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Capital Strength® ETF
Accumulated Value													10,000											10,534												10,857									12,202									13,732									13,846								13,169							15,483						16,688						16,257						18,868				21,238				23,889			19,873			21,433			21,658		23,269		24,579	25,879	26,917	27,538
C000037913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Value Line® Dividend Index Fund
Accumulated Value													10,000											11,408												11,994									12,646									13,491									13,386								13,027							15,252						16,487						14,086						16,481				18,851				20,580			18,728			19,501			19,825		20,301		20,648	22,331	23,144	24,168
C000029773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Dow Jones Select MicroCap Index Fund
Accumulated Value													10,000											10,250												13,545									13,629									14,689									15,883								12,820							14,316						16,317						12,622						15,623				20,189				21,052			17,454			18,620			19,084		21,035		20,744	23,718	25,131	28,133
C000030477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Nasdaq-100 Select Equal Weight ETF
Accumulated Value													10,000											9,712												10,702									12,396									13,486									14,123								12,791							15,651						17,368						18,851						23,854				26,552				28,068			20,779			21,159			25,590		28,251		29,743	30,174	33,074	34,491
C000033930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			First Trust Dow Jones Internet Index Fund
Accumulated Value													10,000											9,662												10,691									12,692									14,713									18,443								15,629							19,252						18,640						22,847						28,454				32,805				30,286			17,021			16,502			21,844		24,992		27,449	32,612	36,075	36,070
C000257115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			FT Vest Bitcoin Strategy Floor15 ETF - April
Accumulated Value			$ 10,000												$ 11,561											$ 10,705
C000264342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			FT Vest Bitcoin Strategy Floor15 ETF - October
Accumulated Value	$ 10,000													$ 9,106
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P 500® Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	11,600	9,985	10,000	10,000		10,000	10,000	10,000	10,266	11,536	10,978		10,815	11,157	11,231	8,888	10,891	11,100	10,384	11,672	12,804	12,185		12,469	12,533	12,459	12,542	10,536	11,179		11,196	12,611		13,521	14,448	9,972	10,038	11,687	10,413	12,242	14,540		14,359	15,667	10,203	10,270	11,327	12,343	13,640	15,765		15,938	16,638	11,926	12,005	13,837	13,691	14,001	16,742		18,468	12,885	12,970	15,947	13,269	13,042	18,584		14,855	14,953	17,809	16,210	15,460		16,108	16,215	14,254	18,682	17,148		17,107	17,221	14,583	20,863	16,620		18,989	19,114	17,047	16,699	20,303		18,418	17,085	23,399		21,234	19,971	26,130	23,024	21,577	20,914	24,451	24,876	21,397	27,141	26,978	25,011	28,651	27,023	31,801	31,156	33,788	35,881	39,827
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Russell 3000® Index
Accumulated Value													10,000											10,362												11,273									12,280									13,655									14,095								12,939							15,360						16,953						16,363						20,493				23,589				25,752			20,318			20,806			24,170		26,215		29,777	32,444	34,315	38,012
Russell 3000 C000047627 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																																							34,305
Standard And Poor s 500 C000034137 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																										16,621						20,307				23,402				26,135			20,918			21,401			25,016		27,027		31,159	33,789	35,884
Standard And Poor s 500 C000033929 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																																							35,882
Russell 3000 C000035622 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																																			26,208		29,762	32,450	34,316
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Russell 1000® Index
Accumulated Value													10,000											10,374												11,205									12,244									13,635									14,024								12,983							15,429						17,063						16,584						20,640				23,726				26,101			20,635			21,110			24,631		26,710		30,514	33,260	35,296	39,030
Russell 3000 C000047628 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																																							34,308
Standard And Poor s 500 C000238091 Index [Member]
Account Value [Line Items]
Accumulated Value																																														14,539
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			MSCI Emerging Markets Index
Accumulated Value										10,000							11,808											15,485										16,638									15,091									12,431									12,059								12,649						13,244						14,236						14,238						16,412				19,018
Standard And Poor s 500 C000030351 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																														21,400			25,014				31,154	33,787
Russell 3000 C000030351 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																																					29,759	32,443	34,313
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			MSCI ACWI ex-USA Index
Accumulated Value										$ 10,000							$ 11,612											$ 14,437										$ 15,760									$ 15,567									$ 12,699									$ 13,075								$ 14,314						$ 15,117						$ 15,978						$ 15,954						$ 18,810				$ 21,121
Russell 3000 C000047557 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																																						32,446	34,312
Russell 3000 C000078718 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																20,498				23,595				25,756			20,321								26,216		29,760	32,447
Standard And Poor s 500 C000033930 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																																																																			27,022			33,783	35,878
Bloomberg Inflation Sensitive Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg Inflation Sensitive Equity Index
Accumulated Value						$ 10,474																								$ 11,366										$ 11,921									$ 11,491									$ 11,602								$ 12,473
LBMA Gold Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			LBMA Gold Price
Accumulated Value								$ 10,000	$ 10,000										$ 10,228	$ 9,478											$ 10,476	$ 9,814									$ 10,541	$ 9,779								$ 10,522	$ 9,773								$ 11,093	$ 10,301							$ 12,057	$ 11,195						$ 13,522	$ 12,555					$ 15,137	$ 14,053					$ 19,073	$ 17,706					$ 25,337	$ 23,526
S And P Composite 1500 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P Composite 1500® Energy Index
Accumulated Value													10,000											11,557												12,730									10,971									12,470									13,397								10,062							11,299						11,073						7,063						7,329				10,785				11,372			14,892			18,624			17,631		18,506		20,471	19,609	19,570	21,124
ISE Revere Natural GasTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			ISE-Revere Natural GasTM Index
Accumulated Value													10,000											11,064												11,978									9,574									10,674									11,051								6,988							7,000						5,924						3,603						4,352				8,178				8,714			11,287			12,902			12,533		13,322		14,628	13,942	13,312	13,731
Dow Jones Industrial Average C000191287 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Dow Jones Industrial Average®
Accumulated Value												10,000										11,302												11,219										10,908									12,588									13,674								12,521							15,004						17,072						18,146						15,526				16,901				17,736			19,637			20,578			22,579		23,606		25,948
Dow Jones Industrial Average Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Dow Jones Industrial Average® Equal Weight Index
Accumulated Value												$ 10,000										$ 11,124												$ 11,069										$ 11,079									$ 12,739									$ 13,849								$ 12,576							$ 14,874						$ 16,922						$ 17,753						$ 15,372				$ 16,486				$ 17,464			$ 19,186			$ 19,936			$ 21,828		$ 23,245		$ 25,345
The Capital StrengthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			The Capital StrengthTM Index
Accumulated Value													10,000											10,573												10,931									12,324									13,912									14,071								13,421							15,837						17,125						16,736						19,488				21,998				24,820			20,707			22,395			22,701		24,457		25,907	27,345	28,521	29,255
Value Line Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Value Line® Dividend Index
Accumulated Value													10,000											11,458												12,093									12,800									13,704									13,651								13,329							15,674						17,013						14,618						17,181				19,729				21,623			19,753			20,628			21,055		21,630		22,078	23,952	24,917	26,096
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P 500® Value Index
Accumulated Value													10,000											10,624												11,740									12,309									13,543									13,242								12,330							14,389						16,266						13,741						16,487				19,174				20,592			18,243			19,517			21,889		23,857		25,238	26,788	27,667	30,323
Dow Jones U S Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Dow Jones U.S. Select Dividend Index
Accumulated Value													10,000											11,555												12,199									12,942									14,082									14,226								13,244							15,050						16,304						12,769						15,559				19,245				20,577			20,050			21,053			20,144		21,375		22,450	24,928	25,713	27,950
Morningstar Dividend Leaders Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Morningstar® Dividend Leaders IndexSM
Accumulated Value													10,000											11,506												12,133									12,521									13,652									13,233								12,905							14,793						16,148						12,962						15,523				17,763				19,490			19,603			20,871			19,919		21,580		23,361	25,353	26,993	29,285
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Russell 1000® Value Index
Accumulated Value													10,000											10,630												11,734									12,281									13,338									13,113								12,236							14,223						15,483						12,965						15,915				18,629				19,920			17,358			18,419			19,362		20,526		21,881	23,478	24,889	27,213
Nasdaq 100 Technology SectorTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq-100 Technology SectorTM Index
Accumulated Value													10,000											10,330												12,618									15,065									17,500									18,839								16,774							21,244						25,045						27,522						34,986				40,395				44,685			29,260			27,045			37,985		45,396		51,234	48,903	55,578	60,212
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P 500® Information Technology Index
Accumulated Value													10,000											9,968												11,384									13,345									15,804									17,522								15,759							20,034						23,684						27,225						34,078				38,767				45,846			33,509			32,919			46,998		51,956		66,628	70,972	76,685	88,061
Nasdaq Clean Edge Green EnergyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq® Clean Edge® Green EnergyTM Index
Accumulated Value													10,000											8,997												9,735									11,395									12,855									12,388								11,298							13,615						16,117						19,307						45,908				45,385				44,695			34,424			31,219			34,032		28,124		22,780	22,816	22,054	30,131
ISE Clean Edge WaterTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			ISE Clean Edge WaterTM Index
Accumulated Value													10,000											11,780												13,302									14,530									16,583									16,464								15,158							19,008						20,907						19,596						25,539				29,697				34,042			26,042			28,886			32,430		34,976		37,036	38,111	40,603	41,074
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Russell 2000® Index
Accumulated Value													10,000											10,222												12,131									12,736									13,908									14,973								12,374							14,475						15,533						13,518						18,638				21,907				21,401			16,387			17,028			18,406		19,906		20,244	22,206	21,811	25,047
Russell 2000 C000041643 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																							12,375							14,476												13,517						18,633				21,901				21,395			16,382			17,023			18,400		19,905		20,249	22,201	21,804
NYSE Arca Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			NYSE® Arca® Biotechnology Index
Accumulated Value													10,000											7,942												8,085									10,162									11,132									12,547								11,162							12,682						13,442						15,187						15,266				15,730				14,728			12,367			14,139			14,006		14,540		14,206	15,452	15,029	19,281
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P Composite 1500® Health Care Index
Accumulated Value													10,000											10,058												9,794									11,407									11,994									12,387								12,798							13,873						15,468						15,372						17,719				19,812				22,122			20,093			21,391			21,139		21,803		23,434	22,409	22,030	25,487
Nasdaq Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq Biotechnology Index®
Accumulated Value													10,000											7,625												7,865									9,229									9,567									9,867								8,718							9,847						10,908						12,421						13,791				14,970				13,793			10,992			12,398			12,050		12,967		13,546	12,895	12,707	17,203
Nasdaq 100 Ex Tech SectorTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq-100 Ex-Tech SectorTM Index
Accumulated Value													10,000											9,414												9,834									11,274									11,912									12,321								11,309							13,609						14,607						15,796						20,059				21,908				22,572			18,175			19,747			21,939		23,122		23,265	24,784	26,472	26,904
Nasdaq US 500 Large CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq US 500 Large CapTM Index
Accumulated Value											10,000										8,869												10,567										11,711									11,509									14,220								16,261							17,985						14,185						14,488						16,997				18,420				21,227			23,137			24,687			27,145
Indxx US Aerospace And Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Indxx US Aerospace & Defense Index
Accumulated Value							10,740																		11,259												12,413									13,738									15,046									18,535								21,385
S And P Composite 1500 Aerospace And Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P Composite 1500® Aerospace & Defense Index
Accumulated Value							10,923																		11,033												11,872									12,630									13,689									17,478								19,732
S And P 500 Sector Neutral FCF Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P 500® Sector-Neutral FCF Index
Accumulated Value					$ 10,000													$ 11,048											$ 11,445										$ 12,374									$ 12,896									$ 14,529
Lunt Capital Large Cap Factor Rotation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Lunt Capital Large Cap Factor Rotation Index
Accumulated Value											$ 10,000										$ 8,813												$ 10,901										$ 11,578									$ 12,168									$ 15,184								$ 18,031							$ 18,540						$ 14,313						$ 14,862						$ 14,140				$ 15,076				$ 16,954			$ 18,174			$ 18,834			$ 19,844
The Growth StrengthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			The Growth Strength™ Index
Accumulated Value							$ 10,113																		$ 11,661												$ 13,600									$ 15,316									$ 15,859									$ 17,351								$ 17,998
Bloomberg Bitcoin Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Bloomberg Bitcoin Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000										$ 7,644	$ 13,126	$ 12,412							$ 8,123			$ 10,662	$ 10,082
IPOX 100 U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			IPOX®-100 U.S. Index
Accumulated Value													10,000											9,958												10,724									11,899									13,684									14,430								12,619							15,918						16,526						17,334						24,531				26,501				25,558			17,216			16,676			18,764		20,455		21,283	25,712	31,190	35,480
The Dividend StrengthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			The Dividend StrengthTMIndex
Dow Jones U S Select Dividend C000037851 Index [Member]
Account Value [Line Items]
Accumulated Value																								11,555												12,199									12,942									14,082									14,226								13,244							15,050						16,304						12,769						15,559				19,245				20,577			20,050			21,053			20,144		21,375		22,450	24,928	25,713
Russell 1000 Value C000037851 Index [Member]
Account Value [Line Items]
Accumulated Value																																													12,280									13,337									13,111								12,234							14,221						15,482																18,628				19,919						18,418			19,361		20,528		21,887	23,476	24,885
Nasdaq OMX ABA Community BankTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq OMX® ABA Community BankTM Index
Accumulated Value													10,000											9,860												13,848									13,408									14,014									14,774								11,816							13,304						14,604						10,164						13,089				16,344				17,671			15,118			16,225			12,376		15,912		14,973	18,339	18,154	19,271
S And P Composite 1500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P Composite 1500® Financials Index
Accumulated Value													10,000											9,838												12,428									13,202									15,025									14,517								13,067							15,312						17,146						13,062						16,820				21,052				22,631			18,508			20,333			20,042		22,703		24,821	29,467	31,963	33,693
FTSE EPRA NAREIT North America Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			FTSE EPRA/NAREIT North America Index
Accumulated Value													10,000											11,312												10,818									11,014									11,312									11,494								10,872							12,701						13,537						10,697						12,218				14,924				17,422			13,850			13,094			13,780		14,799		14,644	15,889	15,919	16,395
S And P United States REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P United States REIT Index
Accumulated Value													10,000											11,329												10,850									11,075									11,321									11,476								10,892							12,715						13,554						11,068						12,533				15,253				17,928			14,307			13,560			14,299		15,428		15,374	16,730	16,693	17,234
Dow Jones Internet Composite IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Dow Jones Internet Composite IndexSM
Accumulated Value													10,000											9,686												10,745									12,791									14,866									18,681								15,873							19,632						19,061						23,437						29,259				33,812				31,300			17,641			17,140			22,748		26,092		28,722	34,211	37,940	38,023
S And P Composite 1500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			S&P Composite 1500® Information Technology Index
Accumulated Value													10,000											10,006												11,479									13,387									15,759									17,420								15,641							19,864						23,422						26,635						33,547				38,130				44,871			32,828			32,349			45,939		50,639		64,691	68,831	74,145	85,215
Dow Jones Select MicroCap IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Dow Jones Select MicroCap IndexSM
Accumulated Value													10,000											10,278												13,618									13,734									14,849									16,102								13,041							14,614						16,697						12,940						16,205				21,002				21,974			18,258			19,547			20,088		22,224		21,983	25,210	26,797	30,113
Nasdaq 100 Select Equal WeightTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq-100 Select Equal WeightTMIndex
Nasdaq 100 Equal WeightedTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq-100 Equal WeightedTM Index
Accumulated Value													10,000											9,737												10,765									12,506									13,649									14,333								13,020							15,983						17,791						19,369						24,585				27,457				29,121			21,611			22,043			26,716		29,540		31,156	31,698	34,833	36,449
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																			Nasdaq-100 Index
Accumulated Value													$ 10,000											$ 9,683												$ 10,728									$ 12,528									$ 14,267									$ 15,786								$ 14,272							$ 17,390						$ 19,903						$ 23,265						$ 29,630				$ 33,583				$ 37,781			$ 26,741			$ 25,548			$ 35,601		$ 39,631		$ 46,555	$ 49,888	$ 54,054	$ 60,377